Investment properties (Details 1) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investment Properties
Investment property at beginning of period	₩ 400,999	₩ 3,260,795
Transfer	1,903,601	(2,385,812)	3,483,371
Lease modification	16,640	(35,216)
Depreciation	(297,923)	(438,768)	(222,576)
Investment property at end of period	₩ 2,023,317	₩ 400,999	₩ 3,260,795